Consolidated Statements of Shareholders' Equity - USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Balances (in shares) at Oct. 31, 2018				7,694,387
Balances (Accounting Standards Update 2014-09 [Member]) at Oct. 31, 2018		$ 61,763	$ 61,763
Balances at Oct. 31, 2018				$ 13,816,140	$ 12,994,697	$ 26,810,837
Share-based compensation, net (in shares)				(235,055)
Share-based compensation, net				$ 37,194		37,194
Repurchase and retirement of common stock (at cost) (in shares)				(351)
Repurchase and retirement of common stock (at cost)					(1,573)	(1,573)
Net income (loss)					(5,669,321)	(5,669,321)
Balances (in shares) at Oct. 31, 2019				7,458,981
Balances (Accounting Standards Update 2018-07 [Member]) at Oct. 31, 2019	$ 6,554	$ (6,554)
Balances at Oct. 31, 2019				$ 13,853,334	7,385,566	21,238,900
Share-based compensation, net (in shares)				78,106
Share-based compensation, net				$ 142,242		142,242
Net income (loss)					(6,121,224)	(6,121,224)
Balances (in shares) at Oct. 31, 2020				7,537,087
Balances at Oct. 31, 2020				$ 14,002,130	1,257,788	15,259,918
Share-based compensation, net (in shares)				360,390
Share-based compensation, net				$ 335,519		335,519
Net income (loss)					6,610,516	6,610,516
Balances (in shares) at Oct. 31, 2021				7,897,477
Balances at Oct. 31, 2021				$ 14,337,649	$ 7,868,304	$ 22,205,953